Cusip Number 66976M102                                      NASDAQ Symbol CAPVX

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                   A series of
                       The Nottingham Investment Trust II

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  July 29, 2003





The Capital Value Fund ("Fund") seeks maximum total return consisting of any combination of capital appreciation and income. This prospectus relates to the Investor Class Shares of the Fund. The Fund also offers T Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                        Capital Investment Counsel, Inc.
                               17 Glenwood Avenue
                              Post Office Box 32249
                          Raleigh, North Carolina 27622

                                 1-800-525-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks of Investing in the Fund....................................4
   Bar Chart and Performance Table.............................................6
   Fees and Expenses of the Fund...............................................7

MANAGEMENT OF THE FUND.........................................................9
----------------------

   The Investment Advisor......................................................9
   The Administrator..........................................................10
   The Transfer Agent.........................................................10
   The Distributor............................................................10

YOUR INVESTMENT IN THE FUND...................................................11
---------------------------

   Minimum Investment.........................................................11
   Purchase and Redemption Price..............................................11
   Purchasing Shares..........................................................14
   Redeeming Your Shares......................................................16

OTHER IMPORTANT INVESTMENT INFORMATION........................................18
--------------------------------------

   Dividends, Distributions, and Taxes........................................18
   Financial Highlights.......................................................20
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Capital Value Fund seeks maximum total return consisting of any combination of capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a flexible portfolio of:

     o    equity securities,
     o    fixed income securities, and
     o    money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Capital Investment Counsel, Inc. ("Advisor") will vary the percentage of Fund assets invested in equity securities, fixed income securities, and money market instruments depending upon the Advisor's view of:

     o    market and economic conditions,
     o    trends in business environment,
     o    trends in yields and interest rates,
     o    prospects  for  particular   industries   within  the  overall  market
          environment, and
     o    possible changes in fiscal or monetary policy.


Equity Securities. The Advisor seeks to identify equity securities that are undervalued in the securities markets. Candidates for such investment will usually include the equity securities of domestic, established companies whose underlying value of assets owned by the company, or "break-up value," is close to or greater than the market valuation of those same assets.

The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or in the over-the-counter market. In determining whether a company is appropriate for inclusion in the portfolio, the Advisor considers, among other things, such factors as:

     o    strong asset holdings in cash,
     o    current market value of real estate,
     o    favorable debt to asset and debt to equity ratios, and
     o    strength of management.

In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Fixed Income Securities. The Fund's fixed income investments may include corporate debt obligations and U.S. government securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon:

     o    the current and expected trend in interest rates,
     o    credit quality of the fixed income securities,
     o relative attractiveness of fixed income securities versus equity securities, and
     o    the overall economic situation, current and expected.

Corporate debt obligations purchased by the Fund will consist of "investment-grade" securities. Investment-grade securities will include those securities that are rated at least "Baa" by Moody's Investors Services Inc. ("Moody's"), "BBB" by Standard & Poor's Ratings Services ("S&P"), Fitch
Investors Services Inc., or Duff & Phelps or, if not rated, of equivalent quality in the Advisor's opinion. While the Advisor utilizes the ratings of the various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis to determine whether an issuer is creditworthy. If a corporate debt obligation held by the Fund falls below one of the credit ratings described below and is no longer considered to be "investment-grade" by any credit rating service rating that particular security, the Advisor will re-evaluate the issuer's credit standing to determine if the investment should continue to be held by the Fund. If the Advisor determines that the issuer remains creditworthy, the Advisor may retain the investment for the Fund.

The Advisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include:

     o    money supply growth,
     o    rate of unemployment,
     o    changes in consumer, wholesale and producer prices,
     o    prices of raw materials and commodities,
     o    industrial prices,
     o    capital spending statistics,
     o    Gross National Product ("GNP"),
     o    industrial production data,
     o    impact of inflation, or
     o attitudes and concerns of key officials in the Federal Reserve and U.S. government.


Money Market Instruments. Investments may also be made in money market instruments under circumstances when the Advisor believes the short-term, stable nature of money market instruments is the best means of achieving the Fund's goal of maximum total return. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the "Financial Highlights" section of this Prospectus for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Advisor's decision to hold a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor that can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by S&P or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds or Lower-rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o    Foreign  Securities:  The Fund may invest up to 10% of its total  assets in foreign securities. Investment in foreign securities presents special circumstances not typically associated with investment in domestic securities that may reduce the value of these securities, such as: additional foreign taxes on dividends; currency exchange rate fluctuations; at times, less volume and liquidity in the markets for these securities; unfavorable differences between U.S. and foreign economies and government regulations; and possible additional U.S. governmental regulations and taxation imposed on foreign investment. Also, there may be difficulty in obtaining accurate information regarding individual securities due to lack of uniform accounting, auditing and financial reporting standards by foreign countries; less public information; and less regulation of foreign issuers. Additionally, some countries have been known to expropriate or nationalize assets; and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. Because of some of these additional risks of foreign securities, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE:]

                             Investor Class Shares
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                               1993 -  11.12%
                               1994 -   0.95%
                               1995 -  21.47%
                               1996 -   9.86%
                               1997 -  21.44%
                               1998 -  21.32%
                               1999 -  36.41%
                               2000 - -13.80%
                               2001 - -12.56%
                               2002 - -18.68%


o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 30.75% (quarter ended December 31, 1999).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.36)% (quarter ended September 30, 2001).
o The year-to-date return as of the most recent calendar quarter was 8.69% (quarter ended June 30, 2003).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.


The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and ten years compare to those of a broad-based securities market index and an index representative of the bond market. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------- ------------ ----------- -----------
Average Annual Total Returns                         Past 1      Past 5      Past 10
Periods Ended December 31, 2002                       Year        Years       Years
------------------------------------------------- ------------ ----------- -----------
Capital Value Fund - Investor Class Shares*
  Before taxes                                      (21.52)%     (0.43)%      5.93 %
  After taxes on distributions                      (21.59)%     (2.54)%      4.05 %
  After taxes on distributions and sale of shares   (13.16)%     (0.02)%      4.75 %
------------------------------------------------- ------------ ----------- -----------
S&P 500 Total Return Index**                        (22.10)%     (0.59)%      9.34 %
------------------------------------------------- ------------ ----------- -----------
Lehman Brothers Aggregate Bond Index**               10.26 %      7.55 %      7.51 %
------------------------------------------------- ------------ ----------- -----------

* The maximum sales load is reflected in the table above for the Investor Class Shares.
**The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price
  Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses or taxes. If these indices did pay commissions, expenses or taxes, their returns would be lower.



FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ...........................3.50%
    Redemption fee (as a percentage of amount redeemed)................None

            Annual Fund Operating Expenses For Investor Class Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
    Management Fees....................................................0.60%
    Distribution and/or Service (12b-1) Fees...........................0.50%
    Other Expenses.....................................................2.55%*
                                                                       -----
        Total Annual Fund Operating Expenses...........................3.65%*
                                                                       =====

 *"Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2003. Average daily net assets of the Investor Class Shares of the Fund for the fiscal year ended March 31, 2003 was $5,146,236, and for the period from April 1, 2003 to July 24, 2003 was $3,967,197. Current fees and expenses for the Fund are substantially unchanged from those of the prior year ended March 31, 2003. Because of the decrease in the Fund's average daily net assets, "Other Expenses" of 3.35% and "Total Annual Fund Operating Expenses" of 4.45% would be experienced by the Investor Class Shares of the Fund if the average daily net assets experienced during the period from April 1, 2003 to July 24, 2003 were annualized. This annualized information may not be indicative of the actual "Other Expenses" and "Total Annual Fund Operating Expenses" that will be experienced by the Fund at fiscal year end March 31, 2004.

Example. The example below shows you the expenses you may pay over time by investing in the Investor Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's  operating  expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

    ------------------- ---------- ----------- ----------- ------------
      Period Invested     1 Year     3 Years     5 Years     10 Years
    ------------------- ---------- ----------- ----------- ------------
         Your Costs        $705       $1,428      $2,172      $4,119
    ------------------- ---------- ----------- ----------- ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Investment Counsel, Inc., 17 Glenwood Avenue, Post Office Box 32249, Raleigh, North Carolina 27622. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees ("Trustees") of The Nottingham Investment Trust II ("Trust") and pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a North Carolina corporation in 1984, is controlled through ownership by Richard K. Bryant and E.O. Edgerton, Jr. They also control the Fund's distributor, Capital Investment Group, Inc. ("Distributor"). The Advisor currently serves as investment advisor to approximately $225 million in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business and individual accounts since its formation.

Mr. Edgerton, President and a principal of the Advisor and an officer of the Fund, and W. Harold Eddins, a Portfolio Manager of the Advisor, are responsible for the day-to-day management of the Fund's portfolio. Mr. Edgerton has served in this capacity since the inception of the Fund in 1990, while Mr. Eddins has served in such capacity since May 1997. Messrs. Edgerton and Eddins have been with the Advisor since 1984 and 1987, respectively.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.60% of the first $250 million of the Fund's net assets and 0.50% of all assets over $250 million. As a result, during the most recent fiscal year ended March 31, 2003, advisory fees paid to the Advisor by the Fund as a percentage of average net assets were 0.60%.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades may be cleared through the Distributor, a registered broker-dealer affiliate of the Advisor.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to
Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the Fund's administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled, "Your Investment in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement"). The Distributor is an affiliate of the Advisor. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Class Shares and T Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                           YOUR INVESTMENT IN THE FUND
                           ---------------------------

Other Class of Shares. The Fund currently has two classes of shares registered for investment: Investor Class Shares and T Shares. Both classes of shares are invested in the same portfolio of securities. The only difference between the two classes of shares is that the Investor Class Shares are subject to a front-end sales load but lower Rule 12b-1 fees than the T Shares. The T Shares have no front-end sales load but higher Rule 12b-1 fees.


MINIMUM INVESTMENT

Investor Class Shares are sold subject to a sales charge of 3.50%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value.

All shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares. The minimum initial investment is $5,000 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan or purchasing under the telephone purchase option). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Investor Class Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------- ---------------------- ------------------ --------------------------------
                                                                Sales Charge      Sales Dealers Discounts and
      Amount of Transaction At          Charge As % of Net     As % of Public      Brokerage Commissions as
        Public Offering Price             Amount Invested      Offering Price     % of Public Offering Price
------------------------------------- ---------------------- ------------------ --------------------------------
         Less than $100,000                    3.63%                3.50%                    3.00%
------------------------------------- ---------------------- ------------------ --------------------------------
   $100,000 but less than $250,000             3.09%                3.00%                    2.50%
------------------------------------- ---------------------- ------------------ --------------------------------
   $250,000 but less than $500,000             2.56%                2.50%                    2.00%
------------------------------------- ---------------------- ------------------ --------------------------------
  $500,000 but less than $1,000,000            2.04%                2.00%                    1.50%
------------------------------------- ---------------------- ------------------ --------------------------------
         $1,000,000 or more                    1.01%                1.00%                    0.50%
------------------------------------- ---------------------- ------------------ --------------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

o Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Class Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Class Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

o Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

o Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the Fund Shares Application.

o Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

o Sales at Net Asset Value. In order to encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

See the Statement of Additional Information ("SAI") for additional information on reduced sales charges.

Distribution of the Fund's Shares. For the Investor Class Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plan"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Class Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay annually 0.50% of the average daily net assets of the Fund's Investor Class Shares for activities primarily intended to result in the sale of those shares or servicing of shareholders investing in those shares, including to reimburse entities for providing distribution and shareholder servicing with respect to the Fund's Investor Class Shares. In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's Investor Class Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value for that class of shares after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share for each class of shares is calculated by dividing the value of the total assets, less liabilities (including expenses, which are accrued daily) applicable to that class of shares, by the total number of outstanding shares of that class. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset values of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The Fund's net asset value per share for each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotes are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters Affecting Purchases and Redemptions. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.


Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Value Fund," to:

             Capital Value Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Value Fund Investor Class Shares
             Acct. # 2000000862110
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price for that class of shares. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the

"Invest by Mail" stub that is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Telephone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-525-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange Investor Class Shares of the Fund for Investor Class Shares of any other series of the Trust advised by the Fund's Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Value Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and the designation of class (Investor),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.



                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable at the long-term capital gains tax rate. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and same capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2003) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the last five fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund's Investor Class Shares. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-525-3863.

                              Investor Class Shares
                              ---------------------
                 (For a Share Outstanding Throughout each Year)


                                                                                    For Fiscal Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     10.78    $     11.69    $     20.98     $    15.32    $     14.51

  (Loss) income from investment operations
       Net investment (loss) income .....................        (0.03)         (0.04)         (0.01)          0.01           0.06
       Net realized and unrealized (loss) gain on investments    (2.11)         (0.58)         (5.70)          6.99           2.02
                                                           -----------    -----------    -----------    -----------    -----------

           Total from investment operations .............        (2.14)         (0.62)         (5.71)          7.00           2.08
                                                           -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
       Net investment income ............................         0.00           0.00           0.00          (0.01)         (0.06)
       Net realized gain from investment transactions ...        (0.04)         (0.29)         (3.58)         (1.33)         (1.21)
                                                           -----------    -----------    -----------    -----------    -----------

           Total distributions ..........................        (0.04)         (0.29)         (3.58)         (1.34)         (1.27)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (19.97)%        (5.28)%       (28.82)%        46.68 %        14.67 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................. $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247    $11,056,274
                                                           ===========    ===========    ===========    ===========    ===========


    Ratio of expenses to average net assets ..............        3.65 %         2.48 %         1.99 %         1.95 %         2.15 %

    Ratio of net investment (loss) income to average net assets  (0.24)%        (0.30)%        (0.05)%         0.06 %         0.40 %

    Portfolio turnover rate ..............................       27.48 %        12.57 %        55.35 %        34.93 %        70.65 %


(a) Total return does not reflect payment of a sales charge.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL VALUE FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:


By telephone:       1-800-525-3863

By mail:            Capital Value Fund
                    Investor Class Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                               CAPITAL VALUE FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________








                                   [logo here]





                                   PROSPECTUS









                                  July 29, 2003

Cusip Number 66976M789                                       NASDAQ Symbol (N/A)


________________________________________________________________________________

                               CAPITAL VALUE FUND

                                   A series of
                       The Nottingham Investment Trust II

                                    T SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  July 29, 2003





The Capital Value Fund ("Fund") seeks maximum total return consisting of any combination of capital appreciation and income. This prospectus relates to the T Shares of the Fund. The Fund also offers Investor Class Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                        Capital Investment Counsel, Inc.
                               17 Glenwood Avenue
                              Post Office Box 32249
                          Raleigh, North Carolina 27622

                                 1-800-525-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks of Investing in the Fund....................................4
   Bar Chart and Performance Table.............................................6
   Fees and Expenses of the Fund...............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

   The Investment Advisor......................................................8
   The Administrator...........................................................9
   The Transfer Agent..........................................................9
   The Distributor.............................................................9

YOUR INVESTMENT IN THE FUND...................................................10
---------------------------

   Minimum Investment.........................................................10
   Purchase and Redemption Price..............................................11
   Purchasing Shares..........................................................11
   Redeeming Your Shares......................................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

   Dividends, Distributions, and Taxes........................................15
   Financial Highlights.......................................................17
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Capital Value Fund seeks maximum total return consisting of any combination of capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a flexible portfolio of:

     o    equity securities,
     o    fixed income securities, and
     o    money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Capital Investment Counsel, Inc. ("Advisor") will vary the percentage of Fund assets invested in equity securities, fixed income securities, and money market instruments depending upon the Advisor's view of:

     o    market and economic conditions,
     o    trends in business environment,
     o    trends in yields and interest rates,
     o    prospects  for  particular   industries   within  the  overall  market
          environment, and
     o    possible changes in fiscal or monetary policy.

Equity Securities. The Advisor seeks to identify equity securities that are undervalued in the securities markets. Candidates for such investment will usually include the equity securities of domestic, established companies whose underlying value of assets owned by the company, or "break-up value," is close to or greater than the market valuation of those same assets.

The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or in the over-the-counter market. In determining whether a company is appropriate for inclusion in the portfolio, the Advisor considers, among other things, such factors as:

     o    strong asset holdings in cash,
     o    current market value of real estate,
     o    favorable debt to asset and debt to equity ratios, and
     o    strength of management.

In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Fixed Income Securities. The Fund's fixed income investments may include corporate debt obligations and U.S. government securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon:

     o    the current and expected trend in interest rates,
     o    credit quality of the fixed income securities,
     o relative attractiveness of fixed income securities versus equity securities, and
     o    the overall economic situation, current and expected.

Corporate debt obligations purchased by the Fund will consist of "investment-grade" securities. Investment-grade securities will include those securities that are rated at least "Baa" by Moody's Investors Services Inc. ("Moody's"), "BBB" by Standard & Poor's Ratings Services ("S&P"), Fitch
Investors Services Inc., or Duff & Phelps or, if not rated, of equivalent quality in the Advisor's opinion. While the Advisor utilizes the ratings of the various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis to determine whether an issuer is creditworthy. If a corporate debt obligation held by the Fund falls below one of the credit ratings described below and is no longer considered to be "investment-grade" by any credit rating service rating that particular security, the Advisor will re-evaluate the issuer's credit standing to determine if the investment should continue to be held by the Fund. If the Advisor determines that the issuer remains creditworthy, the Advisor may retain the investment for the Fund.

The Advisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include:

     o    money supply growth,
     o    rate of unemployment,
     o    changes in consumer, wholesale and producer prices,
     o    prices of raw materials and commodities,
     o    industrial prices,
     o    capital spending statistics,
     o    Gross National Product ("GNP"),
     o    industrial production data,
     o    impact of inflation, or
     o attitudes and concerns of key officials in the Federal Reserve and U.S. government.

Money Market Instruments. Investments may also be made in money market instruments under circumstances when the Advisor believes the short-term, stable nature of money market instruments is the best means of achieving the Fund's goal of maximum total return. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the "Financial Highlights" section of this Prospectus for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Advisor's decision to hold a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor that can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by S&P or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds or Lower-rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o    Foreign  Securities:  The Fund may invest up to 10% of its total  assets in foreign securities. Investment in foreign securities presents special circumstances not typically associated with investment in domestic securities that may reduce the value of these securities, such as: additional foreign taxes on dividends; currency exchange rate fluctuations; at times, less volume and liquidity in the markets for these securities; unfavorable differences between U.S. and foreign economies and government regulations; and possible additional U.S. governmental regulations and taxation imposed on foreign investment. Also, there may be difficulty in obtaining accurate information regarding individual securities due to lack of uniform accounting, auditing and financial reporting standards by foreign countries; less public information; and less regulation of foreign issuers. Additionally, some countries have been known to expropriate or nationalize assets; and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. Because of some of these additional risks of foreign securities, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE*

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE:]

                             Investor Class Shares
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                               1993 -  11.12%
                               1994 -   0.95%
                               1995 -  21.47%
                               1996 -   9.86%
                               1997 -  21.44%
                               1998 -  21.32%
                               1999 -  36.41%
                               2000 - -13.80%
                               2001 - -12.56%
                               2002 - -18.68%

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 30.75% (quarter ended December 31, 1999).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.36)% (quarter ended September 30, 2001).
o The year-to-date return as of the most recent calendar quarter was 8.69% (quarter ended June 30, 2003).
o Sales loads are not reflected in the chart above or table below, since they are not applicable to the T Shares.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and ten years compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------- ------------ ----------- -----------
Average Annual Total Returns                         Past 1      Past 5      Past 10
Periods Ended December 31, 2002                       Year        Years       Years
------------------------------------------------- ------------ ----------- -----------
Capital Value Fund - Investor Class Shares^1
  Before taxes                                       (18.68)%     0.28 %       6.31 %
  After taxes on distributions                       (18.75)%    (1.84)%       4.42 %
  After taxes on distributions and sale of shares    (11.41)%     0.55 %       5.08 %
------------------------------------------------- ------------ ------------ -----------
S&P 500 Total Return Index^2                         (22.10)%    (0.59)%       9.34 %
------------------------------------------------- ------------ ------------ -----------
Lehman Brothers Aggregate Bond Index^2                10.26 %     7.55 %       7.51 %
------------------------------------------------- ------------ ------------ -----------

       ^1 The maximum sales load of 3.50% for the Investor Class Shares is not reflected in the table above, since it is not applicable to the T Shares.

       ^2 The S&P 500 Total  Return  Index is the  Standard  & Poor's  Composite
          Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses or taxes. If these indices did pay commissions, expenses or taxes, their returns would be lower.

    *The performance information presented above is based upon the average annual total returns of the Investor Class Shares, without the sales load to reflect the fact that the T Shares do not charge a sales load. The performance information of the Investor Class Shares has been used for this purpose because the T Shares are a new class of shares that have no performance history. However, the annual returns for both classes are expected to be substantially similar because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold T Shares of the Fund:

                          Shareholder Fees For T Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) .........................None
     Redemption fee
         (as a percentage of amount redeemed).........................None

                   Annual Fund Operating Expenses For T Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

     Management Fees.................................................0.60%
     Distribution and/or Service (12b-1) Fees........................0.75%
     Other Expenses..................................................2.55%*
                                                                     -----
         Total Annual Fund Operating Expenses........................3.90%*
                                                                     =====

 *"Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2003, adjusted to reflect the fees and expenses of the T Shares offered by this Prospectus. Average daily net assets of the Investor Class Shares of the Fund for the fiscal year ended March 31, 2003 was $5,146,236, and for the period from April 1, 2003 to July 24, 2003 was $3,967,197. Current fees and expenses for the Fund are substantially unchanged from those of the prior year ended March 31, 2003. Because of the decrease in the Fund's average daily net assets, "Other Expenses" of 3.35% and "Total Annual Fund Operating Expenses" of 4.70% would be experienced by the T Shares of the Fund if the average daily net assets experienced during the period from April 1, 2003 to July 24, 2003 were annualized. This annualized information may not be indicative of the actual "Other Expenses" and "Total Annual Fund Operating Expenses" that will be experienced by the Fund at fiscal year end March 31, 2004.

Example. The example below shows you the expenses you may pay over time by investing in the T Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.


Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

       ------------------- ---------- ----------- ----------- ------------
         Period Invested     1 Year     3 Years     5 Years     10 Years
       ------------------- ---------- ----------- ----------- ------------
            Your Costs        $392       $1,189      $2,004      $4,121
       ------------------- ---------- ----------- ----------- ------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Investment Counsel, Inc., 17 Glenwood Avenue, Post Office Box 32249, Raleigh, North Carolina 27622. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees ("Trustees") of The Nottingham Investment Trust II ("Trust") and pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a North Carolina corporation in 1984, is controlled through ownership by Richard K. Bryant and E.O. Edgerton, Jr. They also control the Fund's distributor, Capital Investment Group, Inc. ("Distributor"). The Advisor currently serves as investment advisor to approximately $225 million in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business and individual accounts since its formation.

Mr. Edgerton, President and a principal of the Advisor and an officer of the Fund, and W. Harold Eddins, a Portfolio Manager of the Advisor, are responsible for the day-to-day management of the Fund's portfolio. Mr. Edgerton has served in this capacity since the inception of the Fund in 1990, while Mr. Eddins has served in such capacity since May 1997. Messrs. Edgerton and Eddins have been with the Advisor since 1984 and 1987, respectively.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.60% of the first $250 million of the Fund's net assets and 0.50% of all assets over $250 million. As a result, during the most recent fiscal year ended March 31, 2003, advisory fees paid to the Advisor by the Fund as a percentage of average net assets were 0.60%.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades may be cleared through the Distributor, a registered broker-dealer affiliate of the Advisor.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to
Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the Fund's administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled, "Your Investment in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement"). The Distributor is an affiliate of the Advisor. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the T Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plan"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's T Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay annually 0.75% of the average daily net assets of the Fund's T Shares for activities primarily intended to result in the sale of those shares or servicing of shareholders investing in those shares, including to reimburse entities for providing distribution and shareholder servicing with respect to the Fund's T Shares. In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's T Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the T Shares and Investor Class Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.




                           YOUR INVESTMENT IN THE FUND
                           ---------------------------

Other Class of Shares. The Fund currently has two classes of shares registered for investment: Investor Class Shares and T Shares. Both classes of shares are invested in the same portfolio of securities. The only difference between the two classes of shares is that the Investor Class Shares are subject to a front-end sales load but lower Rule 12b-1 fees than the T Shares. The T Shares have no front-end sales load but higher Rule 12b-1 fees.


MINIMUM INVESTMENT

T Shares are sold at the net asset value applicable to the T Shares and do not include any sales load. Shares are redeemed at the net asset value applicable to the T Shares.

All shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares. The minimum initial investment is $5,000 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan or purchasing under the telephone purchase option). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value for that class of shares after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share for each class of shares is calculated by dividing the value of the total assets, less liabilities (including expenses, which are accrued daily) applicable to that class of shares, by the total number of outstanding shares of that class. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset values of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The Fund's net asset value per share for each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotes are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters Affecting Purchases and Redemptions. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Value Fund - T Shares," to:

             Capital Value Fund
             T Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, the dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Value Fund - T Shares
             Acct. # 2000000862110
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price for that class of shares. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Telephone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-525-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange T Shares of the Fund for T Shares of any other series of the Trust advised by the Fund's Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Value Fund
             T Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and the designation of class (T Shares),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) changes of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable at the long-term capital gains tax rate. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and same capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2003) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the last five fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Investor Class Shares of the Fund. Because the T Shares is a new class and did not commence operations prior to March 31, 2003, there are no financial data to be presented in this Prospectus for the T Shares. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-525-3863.

                              Investor Class Shares
                              ---------------------
                 (For a Share Outstanding Throughout each Year)

                                                                                    For Fiscal Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     10.78    $     11.69    $     20.98     $    15.32    $     14.51

  (Loss) income from investment operations
       Net investment (loss) income .....................        (0.03)         (0.04)         (0.01)          0.01           0.06
       Net realized and unrealized (loss) gain on investments    (2.11)         (0.58)         (5.70)          6.99           2.02
                                                           -----------    -----------    -----------    -----------    -----------

           Total from investment operations .............        (2.14)         (0.62)         (5.71)          7.00           2.08
                                                           -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
       Net investment income ............................         0.00           0.00           0.00          (0.01)         (0.06)
       Net realized gain from investment transactions ...        (0.04)         (0.29)         (3.58)         (1.33)         (1.21)
                                                           -----------    -----------    -----------    -----------    -----------

           Total distributions ..........................        (0.04)         (0.29)         (3.58)         (1.34)         (1.27)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (19.97)%        (5.28)%       (28.82)%        46.68 %        14.67 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................. $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247    $11,056,274
                                                           ===========    ===========    ===========    ===========    ===========


    Ratio of expenses to average net assets ..............        3.65 %         2.48 %         1.99 %         1.95 %         2.15 %

    Ratio of net investment (loss) income to average net assets  (0.24)%        (0.30)%        (0.05)%         0.06 %         0.40 %

    Portfolio turnover rate ..............................       27.48 %        12.57 %        55.35 %        34.93 %        70.65 %


(a) Total return does not reflect payment of a sales charge.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                    T SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:

By telephone:       1-800-525-3863

By mail:            Capital Value Fund
                    T Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                    T SHARES
________________________________________________________________________________








                                   [logo here]





                                   PROSPECTUS









                                  July 29, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

                               CAPITAL VALUE FUND

                                  July 29, 2003
                          Supplemented on July 31, 2003

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863







                                Table of Contents

OTHER INVESTMENT POLICIES.....................................................2
INVESTMENT LIMITATIONS........................................................4
PORTFOLIO TRANSACTIONS........................................................5
NET ASSET VALUE...............................................................7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................7
DESCRIPTION OF THE TRUST......................................................9
ADDITIONAL INFORMATION CONCERNING TAXES......................................10
MANAGEMENT AND OTHER SERVICE PROVIDERS.......................................11
SPECIAL SHAREHOLDER SERVICES.................................................18
ADDITIONAL INFORMATION ON PERFORMANCE........................................21
FINANCIAL STATEMENTS.........................................................23
APPENDIX A - DESCRIPTION OF RATINGS..........................................24
APPENDIX B - PROXY VOTING POLICIES...........................................28











This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses relating to the Capital Value Fund's ("Fund") Investor Class Shares and T Shares, each dated the same date as this SAI, as those Prospectuses may be amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                           OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectuses for the Investor Class Shares and T Shares classes of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest. The Fund commenced operations November 16, 1990 and is a separate diversified series of The Nottingham Investment Trust II ("Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts business trust.

Equity Securities. In determining whether a common stock is a strong candidate for inclusion in the portfolio, Capital Investment Counsel, Inc. ("Advisor"), the Fund's investment advisor, may consider, in addition to the factors listed in the Prospectuses under "Principal Investment Strategies", such factors as: research material generated by the brokerage community; investment and business publications and general investor attitudes as perceived by the Advisor; valuation with respect to price-to-book value, price-to-sales, price-to-cash flow, price-to-earnings ratios, and dividend yield, all compared to historical valuations and future prospects for the company as judged by the Advisor.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The Fund may invest up to 10% of its total assets in foreign securities in order to take advantage of opportunities for growth where, as with domestic securities, they are depressed in price because they are out of favor with most of the investment community. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will purchase Commercial Paper only if it is rated one of the top two rating categories by Moody's, S&P, Fitch or D&P or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Fund may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the Trust's officers or Trustees or the Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, warrants, commodities contracts, futures contracts or related options;

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11)     Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities;

(12) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities;

(13)     Invest in restricted securities;

(14) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and the Fund may pledge its assets to secure all such borrowings;

(15) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; and

(16) Invest more than 10% of the Fund's total assets in foreign securities, including sponsored American Depository Receipts.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (restriction (14) above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. Because of increased portfolio trading primarily due to market conditions and decreases in the Fund's assets, the Fund's portfolio turnover rate was higher for the fiscal year ended March 31, 2003 than the fiscal year ended March 31, 2002.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 2003, 2002 and 2001, the total dollar amounts of brokerage commissions paid by the Fund were $19,916, $8,497 and $38,234, respectively. For those fiscal years, the Distributor received all of the commissions that were paid during such years. The decrease in brokerage commissions for the fiscal year ended March 31, 2002 and the increase in brokerage commissions for the fiscal year ended March 31, 2003 were primarily due to decreased portfolio trading and turnover and increased portfolio trading and turnover, respectively.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each class of shares of the Fund will not be calculated.

The net asset value per share of each class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of the Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares (such as the distribution and service fees attributable to Investor Class Shares) will be charged against that class of shares. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of shares if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 2003, 2002 and 2001, the total expenses of the Fund were $187,985, $270,515 and $287,608, respectively. No T Shares of the Fund were issued during such fiscal years.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Capital Investment Group, Inc., the distributor of the Fund's shares ("Distributor"), or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value for the T Shares class, and net asset value plus a sales charge for Investor Class Shares of the Fund. The Distributor, an affiliate of the Advisor, receives the sales charge of the Investor Class Shares as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Investor Class Shares, along with the information on current purchases, rights of accumulation, and letters of intent, if applicable. See the "Your Investment in the Fund"
section in the Prospectus for the Investor Class Shares for more detailed information.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution ("Plan") for the Investor Class Shares and T Shares classes of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Distribution of the Fund's Shares" in the Prospectuses). Under the Plan, the Fund may expend up to 0.50% of the Investor

Class Shares' average daily net assets and 0.75% of the T Shares' average daily net assets annually to finance any activity which is primarily intended to result in the sale of those classes of the Fund and the servicing of shareholder accounts, provided the Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as servicing fees to any person who sells Investor Class Shares or T Shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund and each class of shares include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares or T Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares and T Shares.

The Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares and T Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares and T Shares classes of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares and T Shares classes of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares and T Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares and T Shares of the Fund; (f) compensation of broker-dealers and sales personnel; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares or T Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement (as defined below) with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement for each class of shares may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the class of shares affected by such termination. Any amendment materially increasing the maximum percentage payable under the Plan applicable to a specific class of shares must likewise be approved by a majority vote of that class of shares, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the Trustees who are not "interested persons" and who have no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended March 31, 2003, the Fund incurred $25,217 in costs connected with the Plan for the Investor Class Shares. Such costs were spent primarily on compensation to broker-dealers for the sale of Investor Class Shares. The T Shares were not offered to the public during any portion of the fiscal year ended March 31, 2003.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Your Investment in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                            DESCRIPTION OF THE TRUST

The Trust was organized as an unincorporated business trust organized under Massachusetts law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight series, as follows: Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; EARNEST Partners Fixed Income Trust managed by EARNEST Partners Limited, LLC of Atlanta, Georgia; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively, "Brown Capital Management Funds") managed by Brown Capital Management, Inc. of Baltimore, Maryland; and WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, LLC of Norfolk, Virginia. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates. The Fund is divided into two classes of shares: Investor Class Shares and T Shares.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multiclass Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectuses or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gain tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as a qualified dividend, (ii) any tax-exempt dividend as an exempt-interest dividend (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2003) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each

Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.


                                    TRUSTEES

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                                                          Number of
                                                                                        Portfolios in
                            Position(s)                                                 Fund Complex
         Name, Age,         held with    Length of       Principal Occupation(s)        Overseen by    Other Directorships Held by
         And Address        Fund/Trust  Time Served        During Past 5 Years            Trustee                Trustee
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                       Independent Trustees
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Jack E. Brinson, 71         Trustee,    Since 1990   Retired;  previously,   President        8       Independent Trustee   of  the
                            Chairman                 of   Brinson    Investment    Co.                following:    Gardner    Lewis
                                                     (personal     investments)    and                Investment Trust for the three
                                                     President  of Brinson  Chevrolet,                series  of that   trust;   New
                                                     Inc. (auto dealership)                           Providence  Investment   Trust
                                                                                                      for  the one  series  of  that
                                                                                                      trust;     Hillman     Capital
                                                                                                      Management  Investment   Trust
                                                                                                      for  the two  series  of  that
                                                                                                      trust; and de Leon Funds Trust
                                                                                                      for  the one  series  of  that
                                                                                                      trust     (all      registered
                                                                                                      investment companies)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
J. Buckley Strandberg, 43   Trustee     Since 1991   President  of Standard  Insurance        8                    None
                                                     and   Realty    (insurance    and
                                                     property management)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
James H. Speed, Jr., 50     Trustee     Since        President  and  CEO of NC  Mutual        8       Independent  Trustee   of  RBC
                                        September    Life      Insurance       Company                Funds, Inc. for its six series
                                        2002         (insurance   company)  since  May                (all  registered    investment
                                                     2003;    President    of    Speed                companies)
                                                     Financial       Group,       Inc.
                                                     (consulting/private  investments)
                                                     since  March  2000;   previously,
                                                     Senior  Vice   President,   Chief
                                                     Financial  Officer & Treasurer of
                                                     Hardee's   Food   Systems,   Inc.
                                                     (food  service   retailer)   from
                                                     July 1997 to March  2000;  Senior
                                                     Vice   President   Controller  of
                                                     Hardee's Food Systems,  Inc. from
                                                     January 1995 to July 1997
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                       Interested Trustees*
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Richard K. Bryant, 43       Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249       President   since        Group,  Inc.  (distributor of the
Raleigh, North Carolina     and         September    Fund);  Vice President of Capital
27622                       Principal   2002;        Investment     Counsel,      Inc.
                            Executive   President    (advisor  of  the  Capital  Value
                            Officer,    since 1990;  Fund);   President   of   Capital
                            Capital     Principal    Investment    Brokerage,     Inc.
                            Value Fund  Executive    (broker/dealer     firm);     and
                                        Officer      President of Capital  Value Fund;
                                        since 2002   Trustee   of  the   Trust   since
                                                     September    2002;    previously,
                                                     Trustee  of the  Trust  from 1990
                                                     until June 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------


                                       12

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Keith A. Lee, 43            Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202   President   2002;        (advisor  of  the  Brown  Capital
                            and         Vice         Management    Funds)   and   Vice
                            Principal   President    President  of the  Brown  Capital
                            Executive   since 1992;  Management Funds;  Trustee of the
                            Officer,    Principal    Trust since June 2002.
                            the Brown   Executive
                            Capital     Officer
                            Management  since 2002
                            Funds
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
*Basis of Interestedness. Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
 Trustee because  he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                             Other Officers
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Eddie C. Brown, 62          President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown   1992         Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                  Trustee  of the  Trust  from 1992
                            Management               until June 2002
                            Funds
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Elmer O. Edgerton, Jr., 53  Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                  Carolina;   Vice   President   of
27622                       Value Fund               Capital  Investment Group,  Inc.,
                                                     Raleigh,  North  Carolina;   Vice
                                                     President  of Capital  Investment
                                                     Brokerage, Inc.
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
R. Mark Fields, 50          Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201           Partners                 Trust),  since 1999;  previously,
                            Fixed                    Vice    President   of   Investek
                            Income                   Capital     Management,     Inc.,
                            Trust                    Jackson,    Mississippi   (former
                                                     advisor of the  EARNEST  Partners
                                                     Fixed Income Trust)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Douglas S. Folk, 42         Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                 President  of  Investek   Capital
                            Fixed                    Investment,     Inc.,    Jackson,
                            Income                   Mississippi, 1996 to 1999
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
John M. Friedman, 59        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                 President  of  Investek   Capital
                            Fixed                    Management,     Inc.,    Jackson,
                            Income                   Mississippi
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Michael T. McRee, 59        President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and         since        Partners   Limited,   LLC   since
2nd Floor                   Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi  39201 Executive   Principal    Investek   Capital    Management,
                            Officer,    Executive    Inc.,    Jackson,    Mississippi;
                            EARNEST     Officer      President   of  Investek   Timber
                            Partners    since 2002   Management   (timber   management
                            Fixed                    and marketing)
                            Income
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
L. Norfleet Smith, Jr., 41  Principal   Since        Executive Vice   President   of         n/a                    n/a
150 West Main Street        Executive   2002         Wilbanks, Smith & Thomas Asset
Suite 1700                  Officer,                 Management,LLC  (advisor  of the
Norfolk, Virginia  23510    WST Growth               WST  Growth Fund), Norfolk,
                            Fund                     Virginia
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

                                       13

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Wayne F. Wilbanks, 42       President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth  1997         Thomas Asset  Management,  LLC,
Suite 1700                  Fund                     Norfolk, Virginia
Norfolk, Virginia  23510
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
C. Frank Watson III, 32     Secretary,  Secretary    President  and  Chief   Operating       n/a                    n/a
                            Treasurer,  since 1994;  Officer   (since   1999)  of  The
                            and         Treasurer    Nottingham                Company
                            Principal   and          (administrator   to  the   Fund);
                            Financial   Principal    previously,    Chief    Operating
                            Officer     Financial    Officer of The Nottingham Company
                                        Officer
                                        since 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Julian G. Winters, 34       Assistant   Since        Vice  President-Compliance              n/a                    n/a
                            Secretary   2002         Administration  (since  1998)  of
                            and                      The      Nottingham      Company;
                            Assistant                previously,  Fund Accountant, The
                            Treasurer                Nottingham Company
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------


Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee met once during the Fund's last fiscal year.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of equity securities of the Fund beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2002. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

   ----------------------------- ------------ ---------------------------
                                               Aggregate Dollar Range of
                                   Dollar      Equity Securities in All
                                  Range of     Funds Overseen or to be
                                   Equity       Overseen by Trustee in
                                 Securities      Family of Investment
         Name of Trustee         in the Fund          Companies*
   ----------------------------- ------------ ---------------------------
                           INDEPENDENT TRUSTEES
   ----------------------------- ------------ ---------------------------
   Jack E. Brinson                    A                   A
   ----------------------------- ------------ ---------------------------
   J. Buckley Strandberg              B                   B
   ----------------------------- ------------ ---------------------------
   James H. Speed, Jr.                A                   A
   ----------------------------- ------------ ---------------------------
                            INTERESTED TRUSTEE
   ----------------------------- ------------ ---------------------------
   Richard K. Bryant                  C                   C
   ----------------------------- ------------ ---------------------------
   Keith A. Lee                       A                   A
   ----------------------------- ------------ ---------------------------
    * Includes all the funds of the Trust.


Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2002, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Fund ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement for the Fund, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund; (v) the financial condition of the Advisor and (vi) the Advisor's investment strategy for the Fund.

Based upon their evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2003. Each of the Trustees serves as a Trustee to the eight funds of the Trust, including the Fund.

                               Compensation Table

----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                       Pension
                                    Aggregate          or Retirement          Estimated
                                    Compensation       Benefits Accrued As    Annual             Total Compensation
                                    from the           Part of Fund           Benefits Upon      from the Fund and
Name of Person, Position            Fund               Expenses               Retirement         Trust Paid to Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                Independent Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Jack E. Brinson,Trustee                  $1,350                None                 None                  $10,300
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
J. Buckley Strandberg, Trustee           $1,200                None                 None                   $9,250
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
James H. Speed, Jr., Trustee               $975                None                 None                   $7,550
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                 Interested Trustee
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Richard K. Bryant, Trustee                None                 None                 None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Keith A. Lee, Trustee                     None                 None                 None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------


Code of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held or acquired by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-773-3863 and (2) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of July 11, 2003, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Investor Class Shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of July 11, 2003. No T Shares had been issued as of July 11, 2003.


     Name and Address of                Amount and Nature of
     Beneficial Owner                   Beneficial Ownership         Percent
     ----------------                   --------------------         -------

                              INVESTOR CLASS SHARES

Sterne Agee & Leach, Inc.*               47,916.294 shares           11.382%
813 Shades Creek Parkway, Suite 100B
Birmingham, AL  35209

   * These shares are held for Harry M. Bryant, Post Office Box 940, Lowell, North Carolina 28098.


Investment Advisor and Other Service Providers

Investment Advisor. Information about Capital Investment Counsel, Inc. and its duties and compensation as Advisor is contained in the Prospectuses. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. W. Harold Eddins, a Portfolio Manager for the Advisor, and E.O. Edgerton, Jr. (a control person of the Advisor through ownership) are responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% on assets over $250 million. The method for calculating the fee is based on the relative net assets of the Investor Class Shares and T Shares of the Fund. For the fiscal years ended March 31, 2003, 2002 and 2001, the Fund paid the Advisor advisory fees of $30,877, $65,398 and $86,522, respectively.

Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a general administration fee at the annual rate of 0.175% of the average daily net assets of the Fund on the first $50 million; 0.150% of the next $50 million; 0.125% on the next $50 million; and 0.100% of its average daily net assets in excess of $150 million, with a minimum administration fee of $2,000 per month. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the Fund and $750 for each class of shares beyond the initial class; plus an annual asset-based fee of 0.01% of the average daily net assets of the Fund. For services to the Fund for the fiscal years ended March 31, 2003, 2002, and 2001, the Administrator received general administration fees of $9,006, $19,074 and $25,236, respectively. For the same fiscal years, the Administrator received fund accounting fees of $27,515, $28,090 and $25,441, respectively. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800. In addition, the Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of and coordinates with the Fund's custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists in the preparation of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal years ended March 31, 2003, 2002 and 2001, the Transfer Agent received $18,000, $18,000 and $12,000, respectively, in such fees.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. The Distributor is an affiliate of the Advisor, and is controlled by Richard K. Bryant, a Trustee and an officer of the Trust and the Advisor and President of the Distributor, and Elmer O. Edgerton, Jr., an officer of the Trust and the Advisor and Vice President of the Distributor.

The Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal years ended March 31, 2003, 2002 and 2001, the Distributor received aggregate commissions for the sale of Investor Class Shares in the amounts of $2,330, $5,581 and $26,073, respectively, of which the Distributor retained $351, $807, and $3,930, respectively, after reallowances to broker-dealers and sales representatives.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in each Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the
Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                               Capital Value Fund
             [Investor Class Shares] or [T Shares] (please specify)
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Redeeming Your Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                 Reduced Sales Charges for Investor Class Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table in the Investor Class Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the applicable Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Sales at Net Asset Value. In order to encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)^n = ERV

       Where:    T =   average annual total return.
                 ERV = ending  redeemable  value at the end of the  period
                       covered by the  computation of a hypothetical  $1,000
                       payment made at the beginning of the period.
                 P =   hypothetical initial payment of $1,000 from which the
                       maximum sales load is deducted.
                 n =   period covered by the computation, expressed in terms
                       of years.

The Fund may also compute the cumulative total return of each class of shares of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculation of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Fund may also quote other average annual total return and cumulative total return information that does not reflect the effects of the sales load.

The average annual total returns before taxes on distributions of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2003 were (22.77)%, (2.62)% and 5.17%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes on distributions for those periods were (19.97)%, (1.92)% and 5.55%, respectively. The cumulative total return before taxes on distributions of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2003 was 65.59%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes on distributions for that period was 71.60%. The average annual total returns after taxes on distributions of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2003 were (22.83)%, (4.28)% and 3.31%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions for those periods were (20.03)%, (3.60)% and 3.67%, respectively. The cumulative total return after taxes on distributions of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2003 was 38.44%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions for that period was 43.46%. The average annual total returns after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2003 were (14.75)%, (1.69)% and 4.12%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares for those periods were (12.93)%, (1.14)% and 4.45%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2003 was 49.81%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of shares for that period was 54.52%. The T Shares of the Fund were not offered during the periods of such performance quotations.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  2003,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt that is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds that are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and

     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                       THE NOTTINGHAM INVESTMENT TRUST II
                       PROXY VOTING AND DISCLOSURE POLICY

I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that The Nottingham Investment Trust II ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A. General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B. Delegation to Fund's Advisor

     The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

     (1) to make the proxy voting decisions for the Fund; and
     (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C. Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or
     (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;
         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

         (iv)     The shareholder meeting date;
         (v)      A brief identification of the matter voted on;
         (vi) Whether the matter was proposed by the issuer or by a security holder;
         (vii)    Whether the Fund cast its vote on the matter;
         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (ix)     Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy Statements received regarding each Fund's securities;
         (iii)    Records of votes cast on behalf of each Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.   Proxy Voting Committee

     A.   General

     The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 17th day of June, 2003.

                        CAPITAL INVESTMENT COUNSEL, INC.

                       PROXY VOTING AND DISCLOSURE POLICY
                              (Adopted July, 2003)


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that Capital Investment Counsel, Inc. ("Adviser") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Adviser has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that Adviser complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to any investment company managed by Adviser (each a "Fund"), its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In general, Adviser does not vote proxies for clients. However, Adviser has one client, the Capital Value Fund (the "Fund") for which Adviser will vote proxies. In voting proxies for the Fund (or any other client for whom Adviser determines to vote proxies in the future), Adviser is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

     The following details Adviser's philosophy and practice regarding the voting of proxies:

     A.   General

          Adviser believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

          To implement Adviser's proxy voting policies, Adviser has developed the following procedures for voting proxies.

          1. Adviser votes proxies for clients that have not instructed Adviser and/or their custodian that they want to receive and vote their own proxies.

          2. Upon receipt of a corporate proxy by Adviser, the special or annual report and the proxy are submitted to Adviser's proxy voting manager (the "Proxy Manager"), currently Richard K. Bryant.

          3. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. In determining the appropriate vote for the proxy, the Proxy Manager shall take into consideration what vote is in the best interests of clients and the provisions of Adviser's Voting Guidelines in Section III below. The Proxy Manager will then vote the proxies.

          4. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for a Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Adviser's files.

     C.   Absence of Proxy Manager

          In the event that the Proxy Manager is unavailable to vote a proxy, then Adviser's President (or his delegate) shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

     While Adviser's policy is to review each proxy proposal on its individual merits, Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A.   Corporate Governance

          1.   Election of Directors and Similar Matters

               In an uncontested election, Adviser will generally vote in favor of management's proposed directors. In a contested election, Adviser will evaluate proposed directors on a case-by-case basis. Adviser will consider other proposals involving corporate governance (e.g., board structure, directors' rights, etc.) on a case-by-case basis, seeking to support proposals that the Compliance Officer believes tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Eliminate cumulative voting; and
               o    Limit   directors'    liability   and   broaden   directors'
                    indemnification rights;

               And expects to generally vote against proposals to:

               o    Adopt the use of cumulative voting; and

               o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

          2.   Audit Committee Approvals

               Adviser generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. In addition, Adviser expects generally to support management's recommendation and selection of auditors.

          3.   Shareholder Rights

               Adviser will consider proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights. Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and
               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

          4.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               Adviser may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
               o    Adopt fair price requirements  (i.e.,  requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
               o Require a company to consider the non-financial effects of mergers or acquisitions.

          5.   Capital Structure Proposals

               Adviser will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Eliminate preemptive rights.


     B.   Compensation

          In voting on proposals with respect to compensation, Adviser will generally support proposals it believes will fairly compensate executives. Adviser will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o    Disclose compensation policies;
          o Adopt compensation packages or policies that generally link executive compensation to performance;
          o    Require shareholder approval of golden parachutes;
          o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
          o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
          o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          And expects to generally vote against proposals to:

          o Adopt stock option plans with any of the following structural features:

               o Ability to issue options with an exercise price below the stock's current market price;
               o    Ability to issue reload options; or
               o    Automatic share replenishment ("evergreen") feature.

     C.   Corporate Responsibility and Social Issues

          Adviser generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, Adviser will generally vote against proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Adviser may vote for corporate responsibility and social issue proposals that Adviser believes will have substantial positive economic or other effects on a company.

III. Conflicts

     In cases where Adviser is aware of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of Adviser (e.g., a portfolio company is a client or an affiliate of a client of Adviser), Adviser will notify the Fund of the conflict and will vote the Fund's shares in accordance with the Fund's instructions.

IV.  Adviser Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Adviser on how its securities were voted. Adviser will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Adviser. Upon receiving a written request from a client, Adviser will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Adviser will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Recordkeeping

     Adviser shall keep the following records in an easily accessible place for a period of at least five years, the first two in the office of Adviser:

          (i)  A copy of this Policy;
          (ii) Proxy Statements received regarding client securities;
          (iii) Records of votes cast on behalf of clients;
          (vi) Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;
          (v) Records of client requests for proxy voting information and any written response by Adviser, and
          (vi) With respect to a Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     Adviser shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Adviser as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

     Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party such as a proxy voting service, provided that Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

     This policy may be amended at any time by Adviser, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by the Fund within four (4) months of adoption by Adviser.

                             Adopted as of this 30th day of July, 2003

                                        /s/ Richard K. Bryant
                                        _________________________________
                                        Richard K. Bryant, Vice President and
                                        Proxy Manager

                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                               Capital Value Fund

                                 April 28, 2003

                               MANAGER'S COMMENTS


     Character. It's what you see when you look behind the facade. Character is the core of our makeup. Character is what you're really made of. Does the market have character? We are about to find out. At the time of this report, the S&P 500 has rallied 18% off of its March 2003 low. During that time, we have seen American troops victorious in Iraq and seen America's finest corporations report better than expected earnings. The "easy" money has been made. Today's question is where do we go next? Up or down?

     We believe that economic conditions are improving, and this should allow equity markets to enjoy their first sustained upward run in two and a half years. The fact that it appears the majority of investors do not believe this only strengthens the bull market case. Bull markets climb a wall of worry: if too many people turn positive on the markets, it tends to have the opposite effect. It's ironic that the stock market made a short term high just as the citizens of Baghdad were pulling down the statue of Saddam Hussein. Since that short term high, the stock markets have digested a needed and healthy pullback in prices, and we feel the S&P 500 will soon be able to attack its 950 high made in December 2002.

     We have made several adjustments in the Capital Value Fund's asset mix to maximize our gains in this period of change. In anticipation of improving conditions, we increased the fund's equity holdings. The market subsequently had a "War Rally", and our new equity positions allowed the fund to benefit. In addition, several of our fixed income holdings have reached maturity, and we are also placing this cash into equities. Our asset mix is being structured to take advantage of what we believe to be a substantial recovery in stock prices.

     One of the pleasures of this market is the vast array of quality companies that are selling at historically low valuations. Many of America's greatest corporations are selling at prices not seen for five years. The companies have spent the last two years getting lean and mean. Many of these companies have reduced their workforce by 25%.1 We believe that the outcome of all this is clear: any uptick in sales will mean a large and meaningful increase in profits. The conflict in Iraq has been the major problem in the world economic landscape for the past year. It has been resolved in a positive manner, and we feel that a major benefit of this will be a substantial drop in oil prices. We believe that such a drop in oil prices will act as an unofficial tax cut of sorts to the American public and also to American businesses. Companies in which oil is a major raw material for their products have been pummeled over the last eighteen months as oil prices remained at historically high levels.2 One need only look to the fate of the airlines and companies such as Goodyear Tire to see the damages wrought by high oil prices.

     In short, we are positive on the United States equity markets. We continue our theme of placing our equity buys in the sectors most levered to an economic recovery: the financials, media, retail and selected technology shares.


Hal Eddins
Capital Investment Counsel




1.Source:  Merrill Lynch, April 2003
2.Source:  Standard and Poors, October 2002



________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1993 to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------

3/31/1993      10,000                  10,000                  10,000                  10,000
9/30/1993       9,925                  10,398                  10,308                  10,533
3/31/1994      10,139                  10,564                  10,147                  10,237
9/30/1994      10,409                  10,490                  10,688                  10,193
3/31/1995      11,038                  11,335                  11,727                  10,748
9/30/1995      12,307                  12,971                  13,868                  11,627
3/31/1996      12,822                  14,058                  15,491                  11,907
9/30/1996      13,220                  14,891                  16,687                  12,196
3/31/1997      13,729                  16,135                  18,563                  12,492
9/30/1997      17,341                  17,873                  23,436                  13,381
3/31/1998      18,244                  19,719                  27,473                  13,989
9/30/1998      17,752                  19,561                  25,557                  14,921
3/31/1999      20,920                  21,639                  32,544                  14,897
9/30/1999      21,288                  20,358                  32,662                  14,867
3/31/2000      30,686                  24,846                  38,383                  15,176
9/30/2000      26,869                  26,512                  37,001                  15,906
3/31/2001      21,843                  27,809                  30,063                  17,078
9/30/2001      19,171                  30,625                  27,151                  17,966
3/31/2002      20,691                  26,454                  30,135                  17,991
9/30/2002      16,165                  25,526                  21,589                  19,511
3/31/2003      16,559                  25,463                  22,673                  20,094



This graph depicts the performance of the Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

   ------------------------------ -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
   ------------------------------ -------------- ------------ ------------
            No Sales Load            (19.97)%       (1.92)%      5.55 %
   ------------------------------ -------------- ------------ ------------
      3.50% Maximum Sales Load       (22.77)%       (2.62)%      5.17 %
   ------------------------------ -------------- ------------ ------------

>> The graph assumes an initial $10,000 investment at March 31, 1993 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $16,559 - a cumulative total investment return of 65.59% since March 31, 1993. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $17,160 - a cumulative total investment return of 71.60% since March 31, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2003, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $25,463 - a cumulative total investment return of 154.63% since March 31, 1993; a similar investment in the S&P 500 Total
     Return Index would have increased to $22,673 - a cumulative total investment return of 126.73% since March 31, 1993; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,094
     - a cumulative total investment return of 100.94% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 46.77%

  Auto & Trucks - 2.77%
   (a)General Motors Corporation ..................................................                   3,000             $   100,860
                                                                                                                        -----------

  Computers - 2.88%
   (a)EMC Corporation .............................................................                  10,000                  72,300
   (a)Sun Microsystems, Inc. ......................................................                  10,000                  32,600
                                                                                                                        -----------
                                                                                                                            104,900
                                                                                                                        -----------
  Computer Software & Services - 11.74%
   (a)Cisco Systems, Inc. .........................................................                  23,000                 296,700
   (a)Oracle Corporation ..........................................................                  12,000                 130,080
                                                                                                                        -----------
                                                                                                                           426,780
                                                                                                                        -----------
  Electronics - Semiconductor - 3.42%
      Cree Inc. ...................................................................                   2,000                  37,040
      Novellus Systems Inc. .......................................................                   2,000                  54,540
      Texas Instruments Incorporated ..............................................                   2,000                  32,740
                                                                                                                        -----------
                                                                                                                           124,320
                                                                                                                        -----------
  Entertainment - 2.09%
   (a)AOL Time Warner Inc. ........................................................                   7,000                  76,020
                                                                                                                        -----------

  Financial - Banks, Money Center - 2.82%
      Citigroup, Inc. .............................................................                   1,000                  34,450
      Wachovia Corporation ........................................................                   2,000                  68,140
                                                                                                                        -----------
                                                                                                                            102,590
                                                                                                                        -----------
  Financials - Securities Brokers - 8.33%
   (a)J.P. Morgan Chase & Co. .....................................................                   5,000                 118,550
      LaBranche & Co., Inc. .......................................................                   2,000                  36,760
      Merrill Lynch & Co. .........................................................                   2,000                  70,800
   (a)Morgan Stanley ..............................................................                   2,000                  76,700
                                                                                                                        -----------
                                                                                                                            302,810
                                                                                                                        -----------
  Oil & Gas - 2.09%
   (a)Schlumberger, Ltd. ..........................................................                   2,000                  76,020
                                                                                                                        -----------

  Pharmaceuticals - 1.72%
      Pfizer, Inc. ................................................................                   2,000                  62,320
                                                                                                                        -----------

  Retail - Specialty - 1.35%
   (a)Albertsons Inc. .............................................................                   1,500                  28,275
      Circuit City Stores - Circuit City Group ....................................                   4,000                  20,800
                                                                                                                        -----------
                                                                                                                            49,075
                                                                                                                        -----------

  Ship Building & Repairing - 2.27%
      General Dynamics Corporation ................................................                   1,500                  82,605
                                                                                                                        -----------




                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

  Telecommunications - 4.09%
   (a)Lucent Technologies Inc. ..................................................                     8,500             $    12,495
   (a)L-3 Communications Holdings Inc. ..........................................                     2,000                  80,340
      Nokia Oyj - ADR ...........................................................                     4,000                  56,040
                                                                                                                        -----------
                                                                                                                            148,875
                                                                                                                        -----------

  Utilities - Electrical - 1.20%
      Duke Energy Corp. .........................................................                     3,000                  43,620
                                                                                                                        -----------


     Total Common Stocks (Cost $2,383,102) ..............................................................                 1,700,795
                                                                                                                        -----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest      Maturity
                                                                     Principal         Rate          Date
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 48.05%

A T & T Corporation ............................................    $   50,000        7.500%       06/01/06                  52,687
A T & T Corporation ............................................        50,000        8.125%       01/15/22                  49,875
A T & T Corporation ............................................        50,000        8.125%       07/15/24                  49,938
A T & T Corporation ............................................       100,000        8.625%       12/01/31                 102,875
Anheuser-Busch Companies, Inc. .................................        25,000        9.000%       12/01/09                  32,462
Archer Daniels Midland Corporation .............................       100,000        6.250%       05/15/03                 100,574
Archer Daniels Midland Corporation .............................        25,000        8.875%       04/15/11                  32,071
BellSouth Telecommunications ...................................        50,000        6.250%       05/15/03                  50,295
BellSouth Telecommunications ...................................        50,000        7.000%       02/01/05                  54,475
BellSouth Telecommunications ...................................       125,000        6.750%       10/15/33                 128,438
The Boeing Company .............................................       150,000        8.750%       09/15/31                 188,619
The Coca-Cola Company ..........................................        70,000        8.500%       02/01/22                  91,183
Du Pont (E.I.) De Nemours & Company ............................        50,000        8.125%       03/15/04                  53,223
General Electric Capital Corporation ...........................       100,000        8.750%       05/21/07                 120,789
International Business Machines ................................        50,000        8.375%       11/01/19                  64,063
Morgan Stanley Group, Inc. .....................................        75,000        7.500%       02/01/24                  79,616
Pacific Bell ...................................................       100,000        6.250%       03/01/05                 107,747
United Parcel Service of America ...............................        50,000        8.375%       04/01/20                  64,884
US West Communications Group ...................................        50,000        6.875%       09/15/33                  42,250
Wachovia Corporation ...........................................        75,000        6.375%       04/15/03                  75,127
Wal-Mart Stores, Inc. ..........................................        25,000        6.500%       06/01/03                  25,210
Wal-Mart Stores, Inc. ..........................................       150,000        8.875%       06/29/11                 152,966
Wal-Mart Stores, Inc. ..........................................        25,000        8.500%       09/15/24                  28,109
                                                                                                                        -----------

     Total Corporate Obligations (Cost $1,571,625) ........................................................              1,747,476
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 2.22%

      Government and Agency Portfolio - Institutional Class ..........................               57,053             $    57,053
      Liquid Assets Portfolio - Institutional Class ..................................               23,808                  23,808
                                                                                                                        -----------

           Total Investment Companies (Cost $80,861) .................................                                       80,861
                                                                                                                        -----------


Total Value of Investments (Cost $4,035,588 (b)) .....................................                97.04 %           $ 3,529,132
Other Assets Less Liabilities ........................................................                 2.96 %               107,754
                                                                                                   --------             -----------
      Net Assets .....................................................................               100.00 %           $ 3,636,886
                                                                                                   ========             ===========

      (a)  Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation .....................................................................................           $   464,995
Unrealized depreciation .....................................................................................              (971,451)
                                                                                                                        -----------

           Net unrealized depreciation ......................................................................           $  (506,456)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $4,035,588) .........................................................                 $ 3,529,132
      Cash ............................................................................................                       1,256
      Income receivable ...............................................................................                      32,855
      Receivable for investments sold .................................................................                     101,294
      Receivable for fund shares sold .................................................................                       1,903
      Prepaid expenses ................................................................................                       3,036
                                                                                                                        -----------

           Total assets ...............................................................................                   3,669,476
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      29,813
      Payable for fund shares redeemed ................................................................                         725
      Other liability .................................................................................                       2,052
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,590
                                                                                                                        -----------

NET ASSETS
      (applicable to 422,768 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 3,636,886
                                                                                                                        ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($3,636,886 / 422,768 shares) ...................................................................                 $      8.60
                                                                                                                        ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $8.60) ...........................................................................                 $      8.91
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,372,420
      Accumulated net realized loss on investments ....................................................                  (2,229,078)
      Net unrealized depreciation on investments ......................................................                    (506,456)
                                                                                                                        -----------
                                                                                                                        $ 3,636,886
                                                                                                                        ===========
















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $   143,029
           Dividends .....................................................................................                   32,633
                                                                                                                        -----------

               Total income ..............................................................................                  175,662
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   30,877
           Fund administration fees (note 2) .............................................................                    9,006
           Distribution and service fees - Investor Class Shares (note 3) ................................                   25,217
           Custody fees ..................................................................................                    1,766
           Registration and filing administration fees (note 2) ..........................................                    3,335
           Fund accounting fees (note 2) .................................................................                   27,515
           Audit fees ....................................................................................                   25,950
           Legal fees ....................................................................................                    5,407
           Securities pricing fees .......................................................................                    6,117
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                   14,999
           Shareholder servicing expenses ................................................................                    3,188
           Registration and filing expenses ..............................................................                    7,592
           Printing expenses .............................................................................                      422
           Trustee fees and meeting expenses .............................................................                    4,316
           Other operating expenses ......................................................................                    4,278
                                                                                                                        -----------

               Total expenses ............................................................................                  187,985
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (12,323)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (2,229,080)
      Decrease in unrealized depreciation on investments .................................................                  696,798
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,532,282)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,544,605)
                                                                                                                        ===========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                    $    (12,323)         $    (32,633)
         Net realized (loss) gain from investment transactions ..............                      (2,229,080)               23,133
         Decrease (increase) in unrealized depreciation on investments ......                         696,798              (589,869)
                                                                                                 ------------          ------------

              Net decrease in net assets resulting from operations ..........                      (1,544,605)             (599,369)
                                                                                                 ------------          ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                         (15,637)             (266,478)
                                                                                                 ------------          ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                      (4,545,491)           (1,533,436)
                                                                                                 ------------          ------------

                     Total decrease in net assets ...........................                      (6,105,733)           (2,399,283)

NET ASSETS

     Beginning of year ......................................................                       9,742,619            12,141,902
                                                                                                 ------------          ------------

     End of year ............................................................                    $  3,636,886          $  9,742,619
                                                                                                 ============          ============


(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                        2003                                     2002

                                                              Shares              Value                Shares               Value
                                                            ------------------------------------------------------------------------
Shares sold .........................................         10,225           $    92,140             42,946           $   481,631

                                                              11,980               107,746             67,172               747,870

Shares redeemed .....................................       (492,633)           (4,653,237)          (202,292)           (2,281,306)
                                                         -----------           -----------        -----------           -----------

     Net decrease ...................................       (480,653)          $(4,545,491)          (135,120)          $(1,533,436)
                                                         ===========           ===========        ===========           ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     10.78    $     11.69    $     20.98     $    15.32    $     14.51

  (Loss) income from investment operations
       Net investment (loss) income .....................        (0.03)         (0.04)         (0.01)          0.01           0.06
       Net realized and unrealized (loss) gain on investments    (2.11)         (0.58)         (5.70)          6.99           2.02
                                                           -----------    -----------    -----------    -----------    -----------

           Total from investment operations .............        (2.14)         (0.62)         (5.71)          7.00           2.08
                                                           -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
       Net investment income ............................         0.00           0.00           0.00          (0.01)         (0.06)
       Net realized gain from investment transactions ...        (0.04)         (0.29)         (3.58)         (1.33)         (1.21)
                                                           -----------    -----------    -----------    -----------    -----------

           Total distributions ..........................        (0.04)         (0.29)         (3.58)         (1.34)         (1.27)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (19.97)%        (5.28)%       (28.82)%        46.68 %        14.67 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................. $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247    $11,056,274
                                                           ===========    ===========    ===========    ===========    ===========


    Ratio of expenses to average net assets ..............        3.65 %         2.48 %         1.99 %         1.95 %         2.15 %

    Ratio of net investment (loss) income to average net assets  (0.24)%        (0.30)%        (0.05)%         0.06 %         0.40 %

    Portfolio turnover rate ..............................       27.48 %        12.57 %        55.35 %        34.93 %        70.65 %


(a) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $1,930,710, which expire in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $12,323 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.




                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2003, the Distributor retained sales charges in the amount of $351.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $25,217 of such expenses under the Plan for the year ended March 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,184,711 and $3,347,776, respectively, for the year ended March 31, 2003.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.04 per share in distributions for the year ended March 31, 2003, all represent long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.




















                                                                    (Continued)

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Capital Value Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------










                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------










                                                                                                                        (Continued)


                                                         CAPITAL VALUE FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of the Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.